OPERATING LEASES	12 Months Ended
Mar. 31, 2016
OPERATING LEASES
OPERATING LEASES

(18)OPERATING LEASES

Minimum rental income under operating lease is recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Property on Operating Lease

	March 31, 2015	March 31, 2016
	RMB	RMB
Building	26,251,157	53,049,213
Less: Accumulated depreciation	(5,038,472)	(12,030,383)

	21,212,685	41,018,830

Rentals under Operating Lease

Future minimum rental income under non-cancelable operating lease as of March 31, 2016 are:

Minimum
Rentals Amount
RMB
Year ended March 31:
2017	7,294,680
2018	5,346,188
2019	4,629,140
2020	4,502,820
2021	106,361

21,879,189